BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY (Tables)	12 Months Ended
Jun. 30, 2024
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Summary of fair values of the identifiable assets and liabilities

	RMB	US Dollars
Cash	¥471,843	$64,928
Accounts receivable, net	831,049	114,356
Other receivables, net	144,285	19,854
Contract costs, net	75,250	10,355
Prepaid expenses	91,132	12,540
Property and equipment, net	118,130	16,255
Intercompany receivables*	6,850,000	942,591
Intangible assets- customer relationship	7,000,000	963,232
Goodwill	6,996,895	962,805
Accounts payable	(1,032,078)	(142,019)
Other payables	(1,273,182)	(175,196)
Other payable- related parties	(479,959)	(66,045)
Deferred revenue	(39,786)	(5,475)
Accrued payroll and employees’ welfare	(1,629,519)	(224,229)
Taxes payable	(64,253)	(8,842)
Deferred tax liability	(1,050,000)	(144,485)
Total	¥17,009,807	$2,340,627
Cash considerations	—	—
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	232,525
Fair value of previously held equity interest	30,530,000	4,201,068
Non-controlling interest	34,790,000	4,787,263
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(6,880,229)
Total	¥17,009,807	$2,340,627
*	Intercompany receivables from Nanjing Recon and BHD are eliminated upon consolidation.

Summary of fair value of goodwill acquired and the carrying value, customer relationship, and its estimated useful lives

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Goodwill	¥6,996,895	¥6,996,895	$962,805
Less: impairment for goodwill	(6,996,895)	(6,996,895)	(962,805)
Goodwill, net	¥—	¥—	$—

The fair value of identified intangible assets, which is customer relationship, and its estimated useful lives as of June 30, 2024 is as follows:

			Average
			Useful Life
	Fair Value		(in Years)
	RMB (Unaudited)	US Dollars (Unaudited)
Intangible assets - customer relationship	¥7,000,000	$963,232	10
Less: accumulated amortization	(1,750,000)	(240,808)
Less: impairment	(5,250,000)	(722,424)
Intangible assets - customer relationship, net	¥—	$—